Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Assets	$ 81,843,504		$ 81,843,504		$ 220,000
Liabilities	14,394,340		14,394,340		8,642,340
Operating Results	11,829,785	$ 423,752	35,263,146	$ 1,992,848
ERJ
Related Party Transaction [Line Items]
Assets	205,358		205,358		220,000
Liabilities	10,844,624		10,844,624		0
Operating Results	10,655,936	0	25,238,351	0
Embraer Aircraft Holding Inc. ("EAH")
Related Party Transaction [Line Items]
Assets	81,638,146		81,638,146		0
Liabilities	2,276,908		2,276,908		8,642,340
Operating Results	169,248	423,752	7,462,169	1,992,848
Atech
Related Party Transaction [Line Items]
Assets	0		0		0
Liabilities	920,098		920,098		0
Operating Results	835,325	0	2,209,916	0
Other Related Parties
Related Party Transaction [Line Items]
Assets	0		0		0
Liabilities	352,710		352,710		$ 0
Operating Results	$ 169,276	$ 0	$ 352,710	$ 0